PENSION PLANS - Plan asset allocations (Details) - Non-U.S. Plans	Dec. 31, 2019	Dec. 31, 2018
Plan assets allocation
Asset allocation percentage	100.00%	100.00%
Debt securities
Plan assets allocation
Asset allocation percentage	28.00%	30.00%
Insurance arrangements
Plan assets allocation
Asset allocation percentage	53.00%	50.00%
Other
Plan assets allocation
Asset allocation percentage	19.00%	20.00%